Note 22 - Leases - Future Cash Outflows (IFRS 16) (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Future cash outflow not reflected in lease liabilities: [Abstract]
Not later than one year	€ 30	€ 14
Later than one year and not later than five years	470	590
Later than five years	4,230	4,318
Future cash outflows not reflected in lease liabilities	€ 4,731	€ 4,922